Revenue - Narrative (Details) $ in Millions	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Oct. 01, 2021 USD ($)	Dec. 31, 2021 USD ($) Customer	Sep. 30, 2022 USD ($)	Oct. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Contract liability			$ 22.3			$ 21.6
Revenue recognized, contract liability	$ 4.6	$ 3.1		$ 19.0	$ 19.4
Contract liability, one time advance payments	$ 22.5	$ 19.9		$ 22.5	$ 19.9
Number Of Customers | Customer			0
Maximum [Member]
Disaggregation of Revenue [Line Items]
Percentage Of Revenue From Contract With Customers			10.00%